EQUITY SECURITIES TRUST II





Annual Report
December 31, 2002







Trustees
  Donald J. Puglisi, Managing Trustee
  William R. Latham III
  James B. O'Neill



Administrator, Custodian, Transfer Agent and Paying Agent
  The Bank of New York
  100 Church Street
  New York, New York 10007

SUMMARY INFORMATION
--------------------------------------------------------------------------------
Equity Securities Trust I is a Delaware business trust. It was created to issue Equity Trust Securities and to carry out the transactions described in this summary. The Equity Trust Securities are securities that represent all of the beneficial interest in the trust. On December 18, 2001, the trust sold 9,791,336 Equity Trust Securities to the public at a price of $22.50 each. With the part of the net proceeds received from the sale of the Equity Trust Securities, the trust purchased a portfolio of U.S. treasury securities and, with the remainder of the proceeds, it purchased prepaid forward contracts for the purchase of Rainbow Media Group Class A tracking stock ("Class A tracking stock") issued by Cablevision Systems Corporation ("Cablevision") from certain subsidiaries of AT&T Corp. These subsidiaries are referred to in this summary as the "sellers."

The terms of the Equity Trust Securities are designed to give the holders a higher current yield than they would receive by owning the Class A tracking stock, while also giving them the chance to share in the increased value of Class A tracking stock if its price goes up. Cablevision does not currently pay dividends on its tracking stock and has stated that it does not intend to do so, but in the future Cablevision might pay dividends that are higher than the distributions holders will receive from the trust. Holders of the Equity Trust Securities will receive less than they paid for their securities if the price of Class A tracking stock is below that price when the trust terminates on or shortly after February 15, 2005 (which is referred to below as the "exchange date"), but they will receive only part of the increased value if the price of the Class A tracking stock goes up, and then only if the price is above $27.45 per share shortly before the exchange date.

Each Equity Trust Security entitles the holder to a cash distribution of $0.3516 on each February 15, May 15, August 15 and November 15, ending on February 15, 2005. Those payments are made from maturing U.S. Treasury securities that the trust acquired when it issued the Equity Trust Securities.

On the exchange date, holders of the Equity Trust Securities will receive between 0.8197 and 1.0 shares of Class A tracking stock for each Equity Trust Security owned. If, shortly before the exchange date, the price of the Class A tracking stock is more than $27.45 per share, holders will receive 0.8197 shares of Class A tracking stock, or the cash equivalent, for each Equity Trust Security owned. If the price of the Class A tracking stock is more than $22.50 per share but less than or equal to $27.45 per share, holders will receive Class A tracking stock worth $22.50, or the cash equivalent, for each Equity Trust Security. Finally, if the price of Class A tracking stock is $22.50 per share or less, holders will receive one share of Class A tracking stock, or the cash equivalent, for each Equity Trust Security owned. Those amounts will be adjusted if Cablevision splits its stock, pays a stock dividend, issues warrants or distributes certain types of assets or if certain other events occur.

Under their prepaid forward contracts with the trust, the sellers have the option to deliver cash to the trust instead of shares of Class A tracking stock. If the sellers decide to deliver cash, holders will receive the cash value of the Class A tracking stock they would have received under the sellers' contracts instead of the shares themselves. If Cablevision merges into another company or liquidates, holders may receive shares of the other company or cash instead of Class A tracking stock on the exchange date. If a seller defaults under its prepaid forward contract with the trust, the obligations of the sellers under their contracts will be accelerated and the trust will immediately distribute to holders the Class A tracking stock or cash received by the trust under the prepaid forward contracts plus the amount of the U.S. treasury securities then held by the trust.

The sellers may elect to deliver cash instead of the Class A tracking stock subject to their contracts by completing an offering of securities to refinance the Equity Trust Securities (a "rollover offering"). The sellers may extend the exchange date under their prepaid forward contracts to May 15, 2005, but only in connection with a rollover offering. If the sellers extend the exchange date, they must deliver cash to be distributed as an additional partial distribution at the rate of $0.3516 per quarter for the period beginning on February 15, 2005 and ending on the extended exchange date. If the sellers complete a rollover offering and have extended the exchange date, the sellers will deliver the cash due under their prepaid forward contracts by the fifth business day after the extended exchange date. If the sellers have elected to extend the exchange date to May 15, 2005, the sellers will also have the option, in connection with the consummation of the rollover offering, of later accelerating the exchange date to between February 15, 2005 and May 15, 2005, in which case the sellers will deliver the cash due under their prepaid forward contracts by the fifth business day after the accelerated exchange date.

This is only a summary of certain provisions and features of the Equity Trust Securities and is not a complete statement of their terms. For a more complete description of the terms of these securities, you should refer to the trust's prospectus dated December 12, 2001. A copy of this prospectus may be found in the Securities and Exchange Commission's Electronic Data Gathering, Analysis and Retrieval (EDGAR) system at http://www.sec.gov.

PRICEWATERHOUSECOOPERS [LOGO]
--------------------------------------------------------------------------------
                                                   | PricewaterhouseCoopers LLP
                                                   | 1177 Avenue of the Americas
                                                   | New York NY 10036
                                                   | Telephone (646) 471 4000
                                                   | Facsimile (646) 471 4100


                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of
Equity Securities Trust II


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Equity Securities Trust II (the "Trust") at December 31, 2002, the results of its operations and its cash flows for the year then ended and the changes in its net assets and the financial highlights for the year then ended and for the period December 18, 2001 (commencement of operations) through December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.




/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
New York, New York
March 7, 2003

EQUITY SECURITIES TRUST II
Statement of Assets and Liabilities
December 31, 2002
--------------------------------------------------------------------------------

ASSETS

Investments, at value (cost $201,873,272)                          $ 193,666,230
Cash                                                                       1,098
Prepaid expense                                                          172,536
                                                                   -------------

         TOTAL ASSETS                                                193,839,864
                                                                   -------------

LIABILITIES

Unearned expense reimbursement                                           172,536
                                                                   -------------

         NET ASSETS                                                $ 193,667,328
                                                                   -------------

COMPOSITION OF NET ASSETS

Equity Trust Securities
  9,791,337 shares issued and outstanding (Note 9)                 $ 201,874,370
Unrealized depreciation on investments                                (8,207,042)
                                                                   -------------
         NET ASSETS                                                $ 193,667,328
                                                                   =============

         NET ASSET VALUE PER SHARE
           ($193,667,328/9,791,337 SHARES OUTSTANDING)             $       19.78
                                                                   =============




   The accompanying notes are an integral part of these financial statements.

EQUITY SECURITIES TRUST II
Schedule of Investments
December 31, 2002
------------------------------------------------------------------------------------------------

                                                   Maturity
                                    Par Value        Date             Cost             Value
                                    ---------        ----             ----             -----

United States Treasury STRIPS    $   3,443,000     02/15/03      $   3,433,315     $   3,437,491
United States Treasury STRIPS        3,443,000     05/15/03          3,413,224         3,428,574
United States Treasury STRIPS        3,443,000     08/15/03          3,392,068         3,416,420
United States Treasury STRIPS        3,443,000     11/15/03          3,360,565         3,406,366
United States Treasury STRIPS        3,443,000     02/15/04          3,332,999         3,396,692
United States Treasury STRIPS        3,443,000     05/15/04          3,300,327         3,378,616
United States Treasury STRIPS        3,443,000     08/15/04          3,271,859         3,364,878
United States Treasury STRIPS        3,443,000     11/15/04          3,216,527         3,343,015
United States Treasury STRIPS        3,443,000     02/15/05          3,187,288         3,321,497
                                 -------------                   -------------     -------------
                                 $  30,987,000                      29,908,172        30,493,549
                                 =============

FORWARD PURCHASE CONTRACTS
  Cablevision NY Group Class A
    Common Stock (see Note 8)                                      171,965,100       163,172,681
                                                                 -------------     -------------

            TOTAL                                                $ 201,873,272     $ 193,666,230
                                                                 =============     =============



   The accompanying notes are an integral part of these financial statements.

EQUITY SECURITIES TRUST II
Statement of Operations
For the Year Ended December 31, 2002
-----------------------------------------------------------------------------------------------------

Interest income                                                                         $     951,472

Expenses
   Administrative fees and expenses                                    $  36,310
   Legal fees                                                              9,473
   Audit fees                                                             25,000
   Trustees' fees                                                         11,367
   Other expenses                                                         12,156
                                                                       ---------

        TOTAL FEES AND EXPENSES                                           94,306

Expense reimbursement                                                    (94,306)
                                                                       ---------

        TOTAL EXPENSE - NET                                                                         -
                                                                                        -------------

        NET INVESTMENT INCOME                                                                 951,472

        NET CHANGE IN UNREALIZED DEPRECIATION OF INVESTMENTS                              (30,386,972)
                                                                                        -------------
        NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $ (29,435,500)
                                                                                        =============



   The accompanying notes are an integral part of these financial statements.

EQUITY SECURITIES TRUST II
Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------

                                                                                     For the
                                                                                   Period from
                                                                                December 18, 2001
                                                         For the                  (Commencement
                                                        Year Ended              of operations) to
                                                     December 31, 2002          December 31, 2001
                                                     -----------------          -----------------

OPERATIONS
  Net investment income                               $     951,472              $      34,893
  Net change in unrealized appreciation/
    (depreciation) of investments                       (30,386,972)                22,179,930
                                                      -------------              -------------
          NET INCREASE/(DECREASE) IN NET ASSETS
            FROM OPERATIONS                             (29,435,500)                22,214,823
                                                      -------------              -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                                    (986,365)                         -
  Return of capital                                     (11,507,638)                         -
                                                      -------------              -------------

          TOTAL DISTRIBUTIONS                           (12,494,003)                         -
                                                      -------------              -------------
CAPITAL SHARES TRANSACTION (NOTE 9)
  Gross proceeds from the sale of 9,791,336 shares                -                220,305,060
     Less
       Selling commissions and offering expenses                  -                 (6,923,152)
                                                      -------------              -------------
          NET INCREASE IN NET ASSETS FROM CAPITAL
            SHARES TRANSACTIONS                                   -                213,381,908
                                                      -------------              -------------
          Net increase/(decrease) in net
            assets for the period                       (41,929,503)               235,596,731

          Net assets, beginning of period               235,596,831                        100
                                                      -------------              -------------
          NET ASSETS, END OF PERIOD (INCLUDING
            UNDISTRIBUTED NET INVESTMENT INCOME
            OF $0 AND $34,893 AS OF
            DECEMBER 31, 2002
            AND 2001, RESPECTIVELY)                   $ 193,667,328              $ 235,596,831
                                                      =============              =============


   The accompanying notes are an integral part of these financial statements.

EQUITY SECURITIES TRUST II
Statement of Cash Flows
For the Year Ended December 31, 2002
---------------------------------------------------------------------------------------------

Cash flows from operating activities
  Net decrease in net assets from operations                                    $ (29,435,500)
  Adjustment to reconcile net decrease in net assets from operations to net cash provided by operating activities
        Net change in unrealized depreciation of investments                       30,386,972
        Proceeds from maturities of investments                                    12,495,000
        Amortization of discount on investments                                      (951,471)
                                                                                -------------

        NET CASH PROVIDED BY OPERATING ACTIVITIES                                  12,495,001
                                                                                -------------

Cash flows used in financing activities
   Distribution to shareholders                                                   (12,494,003)
                                                                                -------------

        NET CASH USED IN FINANCING ACTIVITIES                                     (12,494,003)
                                                                                -------------

        NET INCREASE IN CASH                                                              998

Cash and cash equivalents
   Beginning of year                                                                      100
                                                                                -------------

   End of year                                                                  $       1,098
                                                                                =============


   The accompanying notes are an integral part of these financial statements.

EQUITY SECURITIES TRUST II
Notes to Financial Statements
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Equity Securities Trust II ("Trust") was established on October 30, 2001 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In December 2001, the Trust sold Equity Trust Securities to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and to pay the purchase price for prepaid forward purchase contracts for shares of Rainbow Media Group Class A Tracking Stock (the "Tracking Stock") from existing stockholders (the "Sellers") of the Tracking Stock. Each Equity Trust Security originally represented between 0.8197 and 1.00 share of the Tracking Stock or cash equal to the value of those shares. Effective August 20, 2002, each share of the Tracking Stock was exchanged for 1.1909 shares of Cablevision NY Group Common Stock ("Cablevision"). As a result, each Equity Trust Security represents between .9762 and 1.1909 shares of Cablevision or its cash equivalent. The number of shares, or amount of cash, will vary, depending on the average market price of Cablevision over the twenty business days before the Exchange Date. Cablevision, or its cash equivalent, is deliverable pursuant to the contract on February 15, 2005 (the "Exchange Date") but may be extended by the Sellers to any date through May 15, 2005 and the Trust will thereafter terminate.

     Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with accounting principles generally accepted in the United States of America.

     VALUATION OF INVESTMENTS
     The U.S. Treasury STRIPS are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated using the effective interest method. The forward purchase contract is fair valued, in accordance with procedures approved by the Trustees of the Trust, at the mean of the bid prices received by the Trust at the end of each period from two independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the contracts and with terms comparable thereto. The estimated value may differ significantly from the value that would have been used had a ready market for the contracts existed, and the difference could be material.

     INVESTMENT TRANSACTIONS
     Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned and consists of amortization of discount. Realized gains and losses are accounted for on the specific identification method.

     USE OF ESTIMATES
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

EQUITY SECURITIES TRUST II
Notes to Financial Statements
--------------------------------------------------------------------------------

3.   DISTRIBUTIONS

     The face amounts and maturities of U.S. Treasury STRIPS held by the Trust correspond to the amounts and payment dates of scheduled distributions to shareholders. Equity Trust Security holders are entitled to receive distributions from the maturity of U.S. Treasury STRIPS of $1.4064 per annum or $0.3516 per quarter (except for the first distribution on February 15, 2002 which was $.2212). Pursuant to the Trust Agreement, the U.S. Treasury STRIPS must be held to maturity unless termination of the Trust is accelerated in which case the U.S. Treasury STRIPS would be sold and the proceeds distributed pro rata to the shareholders. For the year ended December 31, 2002, the total distribution to shareholders was $12,494,003. The distribution includes return of capital and net investment income of $11,507,638 and $986,365, respectively.

4.   PURCHASES, SALES AND MATURITIES OF INVESTMENTS

     U.S. Treasury STRIPS totaling $12,495,000 matured during the year ended December 31, 2002. There were no purchases or sales of securities during the year.

5.   TRUSTEES FEES

     Each of the three Trustees has been paid a one-time, up front fee of $10,800 for their services during the life of the Trust. The Managing Trustee has been paid an additional one-time, upfront fee of $3,600 for serving in such capacity. The total prepaid fees of $36,000 have been paid by the Trust's Sponsor.

6.   INCOME TAXES

     The Trust is treated as a Grantor Trust for Federal income tax purposes; accordingly, no provision is required for such taxes.

     As of December 31, 2002, net unrealized depreciation of investments, based on cost for Federal income tax purposes, of $201,873,272, aggregated $8,207,042, consisting of gross unrealized appreciation and depreciation of investments of $585,377, and $8,792,419, respectively.

7.   EXPENSES

     The Trust's Sponsor has paid each of the Administrator, the Custodian and the Paying Agent, and each Trustee, at the closing of the offering of the Equity Trust Securities a one-time, up-front amount, and, in the case of the Administrator, anticipated expenses of the Trust over the term of the Trust. The Trust's Sponsor has agreed to pay any on-going expenses of the Trust in excess of these estimated amounts and to reimburse the Trust for any amounts it may be required to pay as indemnification to any Trustee, the Administrator, the Custodian or the Paying Agent.

EQUITY SECURITIES TRUST II
Notes to Financial Statements
--------------------------------------------------------------------------------

8.   FORWARD PURCHASE CONTRACTS

     The Trust has acquired and holds forward purchase contracts with existing shareholders of Cablevision (the "Sellers") and paid them $171,965,100 in connection therewith. Pursuant to such contracts on the Exchange Date the Sellers are obligated to deliver to the Trust a number of shares of Cablevision or, at the Sellers' option, its cash equivalent equal to the product of the Exchange Rate times the initial number of shares subject to the Sellers' contracts. The Exchange Rate will vary depending on the average market price of Cablevision over the twenty business days before the Exchange Date (the "Average Market Price"). The Exchange Rate will be
     1.1909 if the Average Market Price is $18.89 or less, will be .6883 if the Average Market Price is more than $23.05, and will be the rate that would result in the number of shares of Cablevision that would be equal in value to $22.50 if the Average Market Price is more than $18.89 but less than or equal to $23.05. The forward purchase contracts are illiquid and cannot be sold by the Trust.


     Offering expenses of $314,000 were paid by the Sellers. This amount has been recorded as a reduction in the cost of the forward contract.

     The Sellers obligations under the forward purchase contracts are collateralized by shares of Cablevision NY Group Class A Common Stock which are being held in the custody of the Trust's Custodian, The Bank of New York. At December 31, 2002, the Custodian held 11,661,510 shares with an aggregate value of $195,213,677.

9.   CAPITAL SHARE TRANSACTIONS

     During the offering period, the Trust sold 9,791,336 Equity Trust Securities to the public and received net proceeds of $213,381,908 ($220,305,060 less sales commissions and offering expenses of $6,923,152). As of December 31, 2002, there were 9,791,337 Equity Trust Securities issued and outstanding.

EQUITY SECURITIES TRUST II
Financial Highlights
--------------------------------------------------------------------------------

The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trade the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

                                                                               For the Period from
                                                                               December 18, 2001
                                                      For the                    (Commencement
                                                    Year Ended                  of Operations) to
                                                 December 31, 2002             December 31, 2001
                                                 -----------------             -----------------

Net asset value, beginning of period                $    24.06                     $   21.82 *

INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                   0.10                             -
  Unrealized gain on investments                         (3.10)                         2.27
                                                    ----------                     ---------
        NET INCREASE IN NET ASSET VALUE                  (3.00)                         2.27
                                                    ----------                     ---------
LESS: DISTRIBUTIONS
  Return of capital                                      (0.10)                            -
  Net investment income                                  (1.18)                            -
                                                    ----------                     ---------
        TOTAL DISTRIBUTIONS                              (1.28)                             -
                                                    ----------                     ---------
CAPITAL SHARE TRANSACTIONS
  Offering costs                                             -                         (0.03)
                                                    ----------                     ---------

  Ending net asset value                            $    19.78                     $   24.06
                                                    ==========                     =========
  Ending market value**                             $    20.09                     $   23.52
                                                    ==========                     =========

Total investment return (2)                              (7.53)%                        4.53 %
Ratios/supplemental data
  Ratio of expenses to average net assets
      Before reimbursement (1)                            0.05 %                        0.32 %
      After reimbursement (1)                             0.00 %                        0.00 %
  Ratio of net investment income to
    average net assets
      Before reimbursement (1)                            0.48 %                        0.08 %
      After reimbursement (1)                             0.53 %                        0.41 %
      Net assets, end of period (in thousands)      $  193,667                    $  235,597

----------
(1)  Annualized
(2) The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their share at the market value per shares on the last day of the period. The total return for a period of less than one year is not annualized.
*    Net proceeds less selling commissions ($0.68 per share).
**   Closing price on NYSE at end of year.

EQUITY SECURITIES TRUST II
Trustee Information
--------------------------------------------------------------------------------

The following are the Trustees of Equity Securities Trust II together with a brief description of their principal occupations during the past five years. Each Trustee has been elected by the Trust's Sponsor and will serve as Trustee until the termination of the Trust.

Name,                       Position Held with
Address,                    registrant and             Principal Occupations
Age                         length of service          during past five years      Other Trustee Positions
---                         -----------------          ----------------------      -----------------------

Donald J. Puglisi           Managing Trustee since     Managing Director,          Equity Securities Trust
850 Library Avenue,         2001                       Puglisi & Associates;       I, DECS Trust IX,
Suite 204                                              MBNA America Professor of   Express Scripts
Newark, DE 19711                                       Business Emeritus,          Automatic Exchange
Age: 57                                                University of Delaware      Security Trust.

William R. Latham, III      Trustee since 2001         Associate Professor of      Equity Securities Trust
Department of                                          Economics, University of    I, DECS Trust IX,
Economics                                              Delaware                    Express Scripts
University of Delaware                                                             Automatic Exchange
Newark, DE 19716                                                                   Security Trust.
Age: 58

James B. O'Neill            Trustee since 2001         Professor of Economics      Equity Securities Trust
Center for Economic                                    and Director, Center for    I, DECS Trust IX,
Education and                                          Economic Education and      Express Scripts
Entrepreneurship                                       Entrepreneurship,           Automatic Exchange
University of Delaware                                 University of Delaware      Security Trust.
Newark, DE 19716
Age: 63

None of these Trustees is an interested party of the Trust as defined in the Investment Company Act of 1940.